Revenues	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenues
5	REVENUES

An analysis of revenue is as follows:

	2018	2017	2016
	RMB million	RMB million	RMB million
Revenue from contracts with customers	115,210	—	—
Traffic revenues	—	95,187	89,554
- Passenger	—	91,564	83,577
- Cargo and mail	—	3,623	5,977
Tour operations income	—	2,322	3,113
Ground service income	—	1,323	2,850
Cargo handling and processing income	—	69	794
Commission income	—	112	92
Others	—	3,423	2,464
Revenue from other sources		—	—
Rental income	68	39	37

	115,278	102,475	98,904

Revenue from contracts with customers

(i)	Disaggregated revenue information

For the year ended December 31, 2018

	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Type of goods or service
Traffic revenues
- Passenger	104,309	—	104,309
- Cargo and mail	3,627	—	3,627
Tour operations income	—	2,173	2,173
Ground service income	1,211	—	1,211
Commission income	101	—	101
Ticket cancellation fee	2,098	—	2,098
Others	1,162	529	1,691

Total revenue from contracts with customers	112,508	2,702	115,210

Geographical markets
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan)	73,747	2,702	76,449
International	34,744	—	34,744
Regional (Hong Kong, Macau and Taiwan)	4,017	—	4,017

Total revenue from contracts with customers	112,508	2,702	115,210

Set out below is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the segment information: For the year ended December 31, 2018
	Airline
	transportation	Other
Segments	operations	operations	Total
	RMB million	RMB million	RMB million
Revenue from contracts with customers
External customers	112,508	2,702	115,210
Intersegment sales	—	1,425	1,425

Intersegment adjustment and eliminations	—	(1,425)	(1,425)

Total revenue from contracts with customers	112,508	2,702	115,210

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

2018 RMB million
Revenue recognized that was included in contract liabilities at the beginning of the year:
Passenger transportation services	6,218

As at December 31, 2018, the unredeemed points awarded under the Group’s frequent flyer program included in contract liabilities amounted to RMB2,046 million. The table below presents the activity of the contract liabilities for the Group’s frequent flyer program in 2018.

2018 RMB million
At January 1	1,994
Deferred during the year	1,519
Recognized as revenue during the year	(1,227)

At December 31	2,286
Less: the related pending output value added tax therein	240

2,046

(ii)	Performance obligations

Information about the Group’s performance obligations is summarized below:

Passenger transportation services

The performance obligation is satisfied upon transportation service provided. Payment in advance is required and reflected in sales in advance of carriage or unredeemed points awarded, both of which are included in contract liabilities.

Cargo and mail transportation services

The performance obligation is satisfied as services are rendered and payment is generally due within 10 days after the end of each month.

Tour services

The performance obligation is satisfied as services are rendered and payment in advance is generally required.

Ground services

The performance obligation is satisfied as services are rendered and payment is generally due within 45 days from the date of billing.

Ticket cancellation and commission services

The performance obligation is satisfied as the process of ticket cancellation or sales is completed and consideration normally has been received before the services are rendered.